Net Sales and Revenue Recognition - Disaggregation of the Company's net sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net sales	$ 1,943,585	$ 1,761,158	$ 1,417,677
Operating Segments
Product Information [Line Items]
Net sales	1,943,585	1,761,158	1,417,677
Operating Segments | Product sales at a point in time
Product Information [Line Items]
Net sales	1,847,913	1,671,855	1,328,981
Operating Segments | Services transferred over time
Product Information [Line Items]
Net sales	95,672	89,303	88,696
Operating Segments | Metals
Product Information [Line Items]
Net sales	604,657	559,450	439,111
Operating Segments | Metalworking and other
Product Information [Line Items]
Net sales	1,338,928	1,201,708	978,566
Operating Segments | Americas
Product Information [Line Items]
Net sales	946,516	762,211	607,043
Operating Segments | Americas | Product sales at a point in time
Product Information [Line Items]
Net sales	902,969	726,229	570,152
Operating Segments | Americas | Services transferred over time
Product Information [Line Items]
Net sales	43,547	35,982	36,891
Operating Segments | Americas | Metals
Product Information [Line Items]
Net sales	252,513	210,340	163,135
Operating Segments | Americas | Metalworking and other
Product Information [Line Items]
Net sales	694,003	551,871	443,908
Operating Segments | EMEA
Product Information [Line Items]
Net sales	562,508	564,128	455,939
Operating Segments | EMEA | Product sales at a point in time
Product Information [Line Items]
Net sales	551,013	525,623	417,725
Operating Segments | EMEA | Services transferred over time
Product Information [Line Items]
Net sales	11,495	38,505	38,214
Operating Segments | EMEA | Metals
Product Information [Line Items]
Net sales	137,767	141,950	107,880
Operating Segments | EMEA | Metalworking and other
Product Information [Line Items]
Net sales	424,741	422,178	348,059
Operating Segments | Asia/Pacific
Product Information [Line Items]
Net sales	434,561	434,819	354,695
Operating Segments | Asia/Pacific | Product sales at a point in time
Product Information [Line Items]
Net sales	393,931	420,003	341,104
Operating Segments | Asia/Pacific | Services transferred over time
Product Information [Line Items]
Net sales	40,630	14,816	13,591
Operating Segments | Asia/Pacific | Metals
Product Information [Line Items]
Net sales	214,377	207,160	168,096
Operating Segments | Asia/Pacific | Metalworking and other
Product Information [Line Items]
Net sales	$ 220,184	$ 227,659	$ 186,599